Land, Property, Plant and Equipment (Details 2) - Construction in Progress [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Interest cost capitalized	¥ 37,452	$ 5,782	¥ 8,624	¥ 53,998
Interest cost charged against income	977,176	150,850	1,015,871	971,597
Total interest cost incurred	¥ 1,014,628	$ 156,632	¥ 1,024,495	¥ 1,025,595